Document and Entity Information	Jun. 13, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001463258
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 13, 2022
Entity Registrant Name	Renewable Energy Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35397
Entity Tax Identification Number	26-4785427
Entity Address, Address Line One	416 South Bell Avenue
Entity Address, City or Town	Ames
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50010
City Area Code	(515)
Local Phone Number	239-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.0001 per share
Trading Symbol	REGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false